Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Sep. 16, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Nov. 06, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000090895
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,035	$ 12,919	$ 12,967	$ 13,117	$ 12,696	$ 12,753	$ 13,267	$ 13,444	$ 13,417	$ 13,069	$ 12,536	$ 12,661	$ 12,473	$ 12,770	$ 12,912	$ 13,032	$ 13,008	$ 13,120	$ 12,200	$ 11,810	$ 12,535	$ 12,646	$ 12,646	$ 13,147	$ 12,841	$ 12,814	$ 12,241	$ 11,910	$ 12,594	$ 12,748	$ 12,770	$ 13,917	$ 13,763	$ 13,542	$ 12,483	$ 11,778	$ 11,138	$ 10,552	$ 11,074	$ 10,714	$ 10,534	$ 10,552	$ 10,391	$ 10,229	$ 9,923	$ 9,186	$ 9,330	$ 8,611	$ 8,377	$ 7,998	$ 7,297	$ 7,423	$ 7,548	$ 7,225	$ 6,883	$ 6,578	$ 6,093	$ 6,236	$ 7,333	$ 7,692	$ 8,285	$ 7,877	$ 7,966	$ 7,842		$ 7,699	$ 8,055	$ 8,144	$ 7,931	$ 8,305	$ 8,323	$ 8,341	$ 8,127	$ 7,645	$ 7,958	$ 8,365	$ 8,560	$ 8,401	$ 8,507	$ 8,738	$ 9,021	$ 8,844	$ 8,613	$ 8,631	$ 8,755	$ 8,631	$ 8,354		$ 8,371	$ 8,116	$ 8,082	$ 8,014	$ 7,707	$ 7,707	$ 7,843	$ 7,997	$ 8,303	$ 8,269	$ 8,099	$ 8,001	$ 7,754	$ 7,754	$ 7,444	$ 7,506	$ 7,924	$ 7,676	$ 7,630	$ 7,057	$ 6,779	$ 6,810	$ 7,042	$ 7,289	$ 7,800	$ 7,785	$ 8,079	$ 8,156	$ 9,115	$ 9,038	$ 9,379	$ 8,806	$ 9,286	$ 8,899	$ 9,425
C000090897
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,269	14,138	14,184	14,346	13,882	13,942	14,499	14,689	14,657	14,271	13,686	13,821	13,611	13,932	14,082	14,211	14,183	14,271	13,308	12,841	13,658	13,775	13,775	14,300	13,979	13,943	13,317	12,945	13,711	13,850	13,873	15,103	14,964	14,709	13,549	12,783	12,064	11,437	12,006	11,626	11,418	11,437	11,247	11,095	10,754	9,938	10,109	9,332	9,066	8,646	7,888	8,021	8,172	7,812	7,433	7,111	6,580	6,731	7,907	8,305	8,931	8,491	8,584	8,453		8,303	8,678	8,753	8,528	8,941	8,959	8,959	8,734	8,228	8,552	8,980	9,203	9,017	9,129	9,370	9,686	9,482	9,240	9,240	9,389	9,259	8,960		8,960	8,693	8,657	8,586	8,248	8,248	8,390	8,550	8,871	8,835	8,657	8,555	8,279	8,279	7,938	8,003	8,458	8,182	8,133	7,532	7,224	7,256	7,516	7,776	8,312	8,279	8,604	8,669	9,708	9,610	9,984	9,351	9,870	9,464	10,000
C000090898
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 14,194	14,065	14,113	14,273	13,812	13,873	14,428	14,618	14,586	14,202	13,621	13,754	13,546	13,868	14,018	14,146	14,107	14,224	13,260	12,793	13,611	13,727	13,698	14,253	13,932	13,881	13,277	12,906	13,649	13,811	13,811	15,065	14,902	14,647	13,510	12,744	12,024	11,402	11,972	11,592	11,383	11,402	11,213	11,061	10,719	9,904	10,074	9,296	9,031	8,630	7,872	7,985	8,137	7,777	7,416	7,094	6,563	6,714	7,890	8,289	8,915	8,482	8,557	8,444		8,275	8,669	8,744	8,519	8,913	8,932	8,951	8,726	8,200	8,530	8,977	9,182	9,014	9,126	9,368	9,685	9,461	9,238	9,238	9,387	9,238	8,942		8,942	8,675	8,639	8,585	8,246	8,228	8,389	8,550	8,853	8,835	8,657	8,553	8,276	8,276	7,935	8,000	8,455	8,179	8,130	7,528	7,220	7,252	7,512	7,772	8,309	8,276	8,602	8,667	9,691	9,610	9,967	9,350	9,870	9,463	10,000
C000114413
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,340	11,552	11,633	11,944	11,574	11,292	11,086	11,058	10,872	11,029	10,955	10,947	11,062	10,648	10,061	10,208	10,447	10,737	10,565	10,291	10,390	10,331	10,178	10,475	9,974	9,700	8,814	9,041	9,650	9,510	9,244	9,894	9,850	10,370	10,447	10,659	10,809	10,796	11,017	11,024	11,332	11,228	11,343	11,425	11,257	10,916	11,153	11,243	11,327	10,964	10,461	10,467	10,673	10,410	9,928	9,284	8,419	8,132	10,150	10,233	10,168	9,764	9,765	9,739		9,522	10,113	9,903	9,517	9,580	9,559	9,514	9,486	9,030	8,997	9,113	9,213	9,077	9,365	9,062	9,321	9,702	9,903	9,735	9,800	9,646	9,535		9,707	9,670	9,522	9,379	9,271	9,196	9,153	9,104	9,051	8,778	8,637	8,533	8,759	8,763	8,734	8,788	8,705	8,535	8,591	8,482	8,214	8,097	8,143	8,309	8,299	8,061	8,372	8,717	9,018	9,228	9,423	9,309	9,462	9,563	9,425
C000117963
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,432	12,637	12,729	13,077	12,665	12,352	12,126	12,074	11,878	12,056	11,966	11,958	12,060	11,618	10,983	11,122	11,399	11,709	11,520	11,201	11,327	11,239	11,070	11,387	10,867	10,558	9,591	9,841	10,467	10,329	10,037	10,727	10,693	11,243	11,338	11,558	11,712	11,710	11,940	11,943	12,270	12,155	12,274	12,359	12,177	11,809	12,059	12,152	12,239	11,848	11,309	11,311	11,510	11,245	10,728	10,023	9,083	8,775	10,954	11,022	10,966	10,518	10,517	10,486		10,255	10,876	10,664	10,253	10,305	10,272	10,232	10,212	9,696	9,658	9,795	9,882	9,750	10,052	9,730	10,002	10,405	10,620	10,437	10,501	10,337	10,206		10,401	10,348	10,192	10,028	9,914	9,835	9,790	9,738	9,683	9,394	9,233	9,110	9,348	9,352	9,321	9,379	9,291	9,099	9,158	9,043	8,760	8,637	8,673	8,848	8,850	8,586	8,914	9,278	9,607	9,817	10,022	9,902	10,063	10,158	10,000
C000117964
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,320	12,546	12,630	12,988	12,567	12,266	12,027	12,004	11,793	11,974	11,886	11,857	11,980	11,541	10,913	11,052	11,327	11,636	11,451	11,135	11,261	11,176	11,011	11,329	10,790	10,494	9,543	9,784	10,414	10,262	9,976	10,689	10,640	11,194	11,293	11,499	11,658	11,660	11,876	11,899	12,208	12,113	12,215	12,301	12,119	11,771	12,003	12,097	12,185	11,795	11,275	11,260	11,478	11,195	10,678	9,990	9,048	8,740	10,906	10,992	10,920	10,488	10,470	10,439		10,209	10,831	10,626	10,207	10,266	10,234	10,196	10,162	9,663	9,628	9,766	9,857	9,727	10,016	9,696	9,969	10,376	10,593	10,411	10,477	10,313	10,181		10,362	10,323	10,167	10,002	9,888	9,823	9,764	9,712	9,657	9,368	9,207	9,096	9,335	9,339	9,308	9,366	9,265	9,086	9,145	9,030	8,746	8,623	8,659	8,834	8,836	8,572	8,900	9,265	9,595	9,804	10,010	9,890	10,051	10,146	10,000
C000024992
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 10,253	10,590	10,974	11,404	11,143	10,997	11,097	11,013	10,698	10,721	10,460	9,937	10,283	9,971	9,083	9,500	9,978	10,365	9,690	9,311	9,493	9,478	9,455	10,168	9,296	9,473	8,239	8,064	9,079	9,181	8,845	9,459	9,430	10,116	10,686	11,738	12,432	12,686	13,590	13,523	14,178	13,827	14,752	14,623	14,630	14,225	14,860	14,806	14,151	13,509	12,531	12,188	12,390	11,911	11,264	10,395	9,943	9,006	11,466	11,837	12,154	11,594	11,448	11,143		11,010	11,309	11,401	10,552	11,295	10,804	10,525	10,340	9,384	9,726	9,182	10,177	10,536	11,232	11,239	11,823	12,009	12,413	12,559	13,090	12,234	11,758		11,698	11,301	11,221	10,890	10,247	10,101	9,723	9,173	8,775	8,603	8,172	8,300	8,823	8,923	8,823	8,585	8,281	8,122	8,175	8,075	7,275	7,427	8,208	8,584	8,604	8,115	8,399	9,399	9,829	10,080	10,279	9,531	9,637	9,385	9,425
C000024993
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,015	10,359	10,738	11,169	10,923	10,782	10,888	10,817	10,518	10,544	10,297	9,795	10,139	9,844	8,965	9,396	9,870	10,265	9,598	9,229	9,422	9,413	9,396	10,116	9,255	9,430	8,207	8,038	9,056	9,166	8,835	9,463	9,438	10,134	10,720	11,781	12,477	12,746	13,661	13,606	14,273	13,932	14,870	14,746	14,762	14,366	15,018	14,971	14,320	13,676	12,701	12,360	12,569	12,097	11,439	10,564	10,116	9,171	11,679	12,066	12,399	11,830	11,685	11,386		11,256	11,570	11,677	10,819	11,585	11,087	10,812	10,628	9,648	10,008	9,449	10,483	10,858	11,585	11,601	12,205	12,405	12,833	12,986	13,545	12,673	12,190		12,129	11,723	11,654	11,317	10,651	10,506	10,123	9,556	9,150	8,974	8,530	8,670	9,221	9,336	9,236	8,992	8,678	8,518	8,579	8,479	7,638	7,806	8,640	9,044	9,067	8,555	8,861	9,924	10,382	10,657	10,872	10,092	10,206	9,954	10,000
C000033045
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,449	11,824	12,247	12,717	12,422	12,255	12,350	12,255	11,904	11,920	11,624	11,042	11,417	11,062	10,073	10,536	11,054	11,485	10,732	10,301	10,497	10,473	10,450	11,234	10,262	10,446	9,086	8,883	10,003	10,108	9,732	10,409	10,371	11,123	11,747	12,896	13,648	13,921	14,910	14,833	15,543	15,153	16,156	16,010	16,010	15,557	16,247	16,184	15,467	14,756	13,685	13,303	13,518	12,997	12,280	11,328	10,834	9,812	12,482	12,885	13,219	12,601	12,437	12,103		11,953	12,274	12,376	11,449	12,246	11,708	11,408	11,203	10,160	10,528	9,925	11,002	11,374	12,125	12,132	12,755	12,945	13,378	13,534	14,102	13,175	12,655		12,587	12,156	12,062	11,705	11,011	10,849	10,438	9,845	9,414	9,225	8,760	8,884	9,449	9,550	9,435	9,173	8,850	8,675	8,729	8,621	7,760	7,921	8,756	9,152	9,166	8,641	8,943	10,000	10,458	10,720	10,929	10,128	10,236	9,966	10,000
C000088110
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,334	11,711	12,125	12,588	12,298	12,133	12,232	12,141	11,794	11,810	11,512	10,941	11,322	10,966	9,989	10,445	10,966	11,389	10,640	10,217	10,412	10,388	10,363	11,145	10,184	10,367	9,010	8,816	9,930	10,039	9,665	10,328	10,297	11,045	11,661	12,806	13,555	13,826	14,806	14,734	15,440	15,058	16,053	15,909	15,916	15,469	16,154	16,089	15,376	14,676	13,611	13,229	13,445	12,927	12,214	11,271	10,782	9,760	12,423	12,819	13,157	12,544	12,381	12,049		11,901	12,219	12,318	11,400	12,198	11,661	11,365	11,153	10,115	10,489	9,893	10,959	11,338	12,089	12,089	12,713	12,903	13,338	13,492	14,060	13,141	12,620		12,550	12,124	12,033	11,677	10,985	10,824	10,419	9,825	9,399	9,210	8,742	8,870	9,429	9,533	9,422	9,163	8,835	8,668	8,717	8,605	7,754	7,914	8,745	9,142	9,156	8,632	8,932	9,993	10,454	10,712	10,921	10,126	10,237	9,965	10,000
C000214759
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 9,339	9,638	9,982	10,364	10,125	9,988	10,066	9,988	9,697	9,710	9,470	8,997	9,301	9,009	8,207	8,583	9,003	9,353	8,736	8,385	8,545	8,526	8,506	9,143	8,354	8,500	7,391	7,232	8,135	8,226	7,921	8,464	8,433	9,043	9,549	10,482	11,098	11,321	12,117	12,055	12,631	12,315	13,128	13,009	13,009	12,642	13,201	13,150	12,563	11,987	11,119	10,803	10,978	10,555	9,974	9,196	8,796	7,961	10,132	10,459	10,729	10,227	10,094	9,817	$ 10,000
C000024996
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 9,864	10,750	10,537	10,743	10,724	10,861	10,608	11,074	10,574	10,443	9,544	9,407	10,175	9,783	9,577	10,243	10,430	10,787	10,004	9,282	10,137	10,258	10,379	11,206	10,587	11,470	10,917	9,711	10,701	10,448	9,726	11,829	11,022	11,954	10,811	9,731	9,826	9,593	10,030	9,167	9,251	9,400	9,855	9,850	9,511	9,172	9,247	8,507	8,285	7,507	6,607	6,715	6,801	6,278	5,582	5,387	5,181	4,187	5,783	6,322	6,981	6,355	6,355	6,421		6,433	6,731	7,038	6,375	7,167	7,089	6,928	6,987	6,253	6,923	7,362	8,207	7,993	8,646	8,756	8,865	8,834	8,363	8,410	9,031	8,851	8,108		7,983	8,142	7,686	7,983	7,513	7,798	8,207	8,670	8,785	9,324	8,985	9,323	8,402	8,685	8,327	8,305	8,071	7,730	8,032	6,977	6,241	6,044	6,276	7,096	7,416	6,737	7,607	8,075	9,258	9,769	10,346	9,503	9,694	9,074	9,425
C000024997
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 9,660	10,534	10,331	10,540	10,528	10,670	10,429	10,895	10,411	10,288	9,409	9,280	10,044	9,664	9,467	10,130	10,324	10,684	9,915	9,207	10,061	10,188	10,315	11,144	10,536	11,425	10,880	9,683	10,678	10,432	9,716	11,828	11,028	11,970	10,829	9,754	9,858	9,629	10,075	9,216	9,304	9,459	9,925	9,928	9,591	9,257	9,339	8,597	8,377	7,597	6,691	6,806	6,896	6,372	5,668	5,474	5,269	4,260	5,888	6,442	7,116	6,486	6,489	6,562		6,577	6,888	7,204	6,530	7,348	7,272	7,113	7,178	6,430	7,122	7,580	8,453	8,236	8,917	9,037	9,154	9,131	8,650	8,703	9,354	9,172	8,409		8,286	8,453	7,984	8,301	7,817	8,119	8,550	9,040	9,163	9,732	9,383	9,743	8,788	9,090	8,720	8,700	8,462	8,108	8,430	7,328	6,560	6,358	6,604	7,477	7,826	7,112	8,033	8,531	9,784	10,329	10,950	10,064	10,274	9,621	10,000
C000033047
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 10,915	11,889	11,649	11,875	11,850	11,993	11,712	12,222	11,666	11,517	10,521	10,366	11,209	10,773	10,542	11,271	11,475	11,861	10,998	10,199	11,134	11,266	11,392	12,295	11,611	12,578	11,968	10,638	11,720	11,439	10,643	12,943	12,054	13,070	11,814	10,630	10,732	10,473	10,944	10,001	10,088	10,247	10,739	10,729	10,357	9,983	10,063	9,255	9,009	8,161	7,180	7,294	7,386	6,814	6,057	5,844	5,618	4,540	6,265	6,847	7,556	6,881	6,878	6,946		6,956	7,276	7,604	6,886	7,739	7,652	7,476	7,536	6,743	7,462	7,933	8,841	8,607	9,307	9,420	9,534	9,499	8,988	9,036	9,701	9,502	8,701		8,564	8,731	8,238	8,557	8,048	8,350	8,786	9,280	9,397	9,971	9,604	9,963	8,976	9,277	8,891	8,866	8,612	8,245	8,564	7,437	6,652	6,440	6,682	7,554	7,891	7,169	8,092	8,588	9,844	10,382	10,992	10,094	10,295	9,630	10,000
C000088112
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 10,730	11,688	11,454	11,677	11,655	11,800	11,524	12,026	11,482	11,336	10,359	10,208	11,040	10,612	10,386	11,105	11,307	11,691	10,841	10,056	10,977	11,108	11,239	12,129	11,457	12,412	11,810	10,502	11,571	11,295	10,510	12,783	11,908	12,913	11,675	10,505	10,609	10,352	10,822	9,890	9,978	10,135	10,626	10,615	10,247	9,882	9,960	9,161	8,921	8,083	7,111	7,228	7,318	6,753	6,002	5,792	5,569	4,501	6,214	6,792	7,497	6,824	6,824	6,893		6,903	7,223	7,551	6,837	7,686	7,599	7,425	7,489	6,701	7,416	7,887	8,789	8,556	9,254	9,369	9,484	9,451	8,945	8,994	9,656	9,461	8,664		8,531	8,697	8,209	8,526	8,022	8,324	8,758	9,252	9,369	9,945	9,579	9,939	8,955	9,254	8,871	8,845	8,595	8,229	8,549	7,424	6,640	6,430	6,673	7,546	7,885	7,162	8,085	8,581	9,837	10,376	10,989	10,092	10,292	9,631	10,000
C000024994
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 18,741	20,246	21,722	20,565	19,726	19,307	17,629	18,401	17,160	16,572	13,973	14,895	16,338	16,287	14,477	13,891	15,416	16,103	15,633	15,985	17,158	16,438	14,293	16,471	14,896	14,712	12,332	12,534	12,651	13,757	13,924	16,086	17,778	19,504	17,812	16,136	17,276	16,982	17,045	15,708	17,234	18,240	17,847	20,536	18,067	16,762	16,494	18,712	20,158	18,873	20,136	21,076	22,213	22,367	19,238	17,316	15,814	11,071	12,924	14,299	14,257	12,732	13,475	13,029		14,515	13,178	12,597	10,694	10,208	10,910	11,180	11,153	10,329	9,241	9,451	9,582	9,791	11,142	11,600	11,692	11,666	11,509	11,273	12,400	12,295	11,433		11,458	12,077	12,897	12,077	11,988	11,799	11,610	12,089	12,077	12,569	10,878	10,803	13,065	14,079	13,301	15,669	14,208	11,534	12,912	9,672	8,989	6,904	7,104	7,022	7,681	7,151	7,481	7,245	8,989	9,778	9,767	8,918	10,238	10,627	9,425
C000024995
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 18,407	19,885	21,370	20,251	19,417	19,030	17,381	18,155	16,954	16,384	13,820	14,735	16,180	16,140	14,349	13,779	15,305	15,997	15,550	15,896	17,076	16,364	14,247	16,425	14,858	14,674	12,313	12,537	12,639	13,758	13,942	16,119	17,829	19,579	17,870	16,221	17,381	17,085	17,161	15,822	17,387	18,405	18,028	20,744	18,255	16,953	16,689	18,952	20,423	19,137	20,415	21,394	22,556	22,738	19,552	17,610	16,099	11,286	13,178	14,589	14,556	13,013	13,780	13,317		14,851	13,492	12,901	10,967	10,471	11,206	11,494	11,462	10,615	9,518	9,719	9,874	10,106	11,496	11,975	12,083	12,052	11,898	11,666	12,840	12,748	11,866		11,880	12,537	13,403	12,552	12,477	12,283	12,089	12,597	12,582	13,119	11,358	11,285	13,660	14,724	13,909	16,409	14,890	12,086	13,550	10,152	9,448	7,265	7,472	7,390	8,080	7,541	7,887	7,652	9,503	10,331	10,331	9,448	10,843	11,257	10,000
C000033046
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,723	22,360	23,985	22,707	21,774	21,308	19,444	20,283	18,911	18,272	15,395	16,407	17,992	17,923	15,920	15,283	16,942	17,698	17,180	17,552	18,839	18,030	15,681	18,056	16,318	16,106	13,506	13,718	13,837	15,045	15,217	17,578	19,423	21,306	19,449	17,618	18,865	18,527	18,591	17,122	18,793	19,882	19,452	22,377	19,667	18,236	17,945	20,364	21,921	20,531	21,876	22,897	24,127	24,301	20,890	18,791	17,155	12,017	14,012	15,508	15,450	13,796	14,593	14,099		15,704	14,267	13,616	11,562	11,034	11,787	12,078	12,045	11,147	9,973	10,181	10,324	10,554	12,003	12,485	12,584	12,551	12,376	12,123	13,330	13,220	12,289		12,300	12,968	13,838	12,958	12,862	12,639	12,438	12,947	12,926	13,446	11,642	11,558	13,960	15,045	14,201	16,744	15,176	12,312	13,779	10,322	9,588	7,367	7,578	7,477	8,171	7,608	7,950	7,709	9,558	10,382	10,372	9,477	10,864	11,266	10,000
C000088111
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 20,520	22,154	23,764	22,508	21,570	21,110	19,270	20,101	18,757	18,102	15,253	16,262	17,837	17,764	15,791	15,156	16,795	17,553	17,042	17,412	18,681	17,888	15,561	17,923	16,196	15,984	13,411	13,623	13,729	14,945	15,103	17,465	19,298	21,166	19,315	17,500	18,734	18,408	18,474	17,016	18,673	19,750	19,335	22,235	19,551	18,126	17,844	20,247	21,787	20,420	21,766	22,772	23,999	24,162	20,775	18,690	17,064	11,948	13,944	15,423	15,378	13,728	14,523	14,040		15,630	14,197	13,558	11,513	10,988	11,741	12,025	11,996	11,102	9,930	10,150	10,288	10,523	11,957	12,440	12,550	12,509	12,343	12,095	13,281	13,171	12,248		12,274	12,936	13,810	12,923	12,831	12,619	12,407	12,923	12,897	13,426	11,626	11,535	13,948	15,025	14,183	16,720	15,149	12,290	13,762	10,309	9,579	7,364	7,574	7,475	8,168	7,611	7,946	7,698	9,554	10,384	10,371	9,480	10,879	11,275	10,000
C000195045
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,167	26,369	25,236	25,968	25,525	24,470	23,218	23,225	22,894	24,097	23,267	22,332	22,747	21,101	19,209	20,158	21,320	22,124	21,208	19,900	19,826	19,641	18,771	19,302	17,277	18,289	16,827	15,770	17,501	18,408	16,773	18,134	18,146	19,620	19,310	19,537	20,002	19,088	19,755	19,062	19,897	19,629	19,256	19,046	18,767	18,001	17,003	16,031	16,125	15,670	13,629	14,017	14,565	13,740	13,415	13,372	12,819	11,253	12,911	13,915	14,123	13,838	13,278	12,753		12,293	12,587	12,232	11,418	12,407	11,865	11,873	11,458	10,477	11,528	11,002	11,680	11,544	11,329	10,886	10,639	10,512	10,368	10,747	11,265	10,615	10,449	$ 10,000
C000195046
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 25,354	26,565	25,426	26,161	25,714	24,640	23,386	23,386	23,055	24,258	23,430	22,485	22,896	21,242	19,330	20,286	21,459	22,266	21,337	20,022	19,947	19,757	18,876	19,412	17,378	18,391	16,919	15,855	17,594	18,507	16,858	18,227	18,233	19,711	19,401	19,626	20,094	19,174	19,842	19,148	19,986	19,708	19,335	19,126	18,844	18,069	17,066	16,089	16,185	15,725	13,677	14,066	14,612	13,785	13,460	13,411	12,860	11,284	12,948	13,953	14,160	13,863	13,303	12,777		12,318	12,611	12,252	11,433	12,423	11,880	11,888	11,473	10,487	11,538	11,016	11,689	11,554	11,339	10,892	10,645	10,517	10,374	10,753	11,267	10,617	10,449	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPTR
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940		15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677		13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPTR
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940		15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677		13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPTR
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940		15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677		13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
ICE BofA Global Broad Market Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	GBMP
Account Value	$ 10,022	10,252	10,208	10,563	10,388	10,153	9,877	9,858	9,726	9,984	9,929	10,062	10,191	9,784	9,317	9,436	9,726	9,854	9,798	9,797	9,986	9,936	9,632	9,955	9,648	9,607	9,176	9,242	9,763	10,169	9,946	10,272	10,245	10,835	11,181	11,322	11,576	11,604	11,640	11,672	11,901	11,951	11,801	11,879	11,786	11,642	11,865	12,106	12,236	12,086	11,881	11,893	11,932	11,971	11,602	11,499	11,436	11,226	11,475	11,391	11,241	11,183	11,273	11,199		11,318	11,079	11,105	10,865	10,714	10,744	10,609	10,669	10,508	10,300	10,264	10,371	10,458	10,454	10,471	10,517	10,599	10,765	10,652	10,747	10,630	10,591		10,482	10,523	10,616	10,511	10,342	10,350	10,200	10,088	10,075	10,024	9,916	9,957	10,362	10,644	10,592	10,640	10,560	10,262	10,390	10,259	10,002	9,791	9,698	9,654	9,805	9,785	9,737	9,730	9,705	9,751	9,919	9,827	9,915	10,001	10,000
ICE BofA Global Broad Market Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	GBMP
Account Value	$ 10,022	10,252	10,208	10,563	10,388	10,153	9,877	9,858	9,726	9,984	9,929	10,062	10,191	9,784	9,317	9,436	9,726	9,854	9,798	9,797	9,986	9,936	9,632	9,955	9,648	9,607	9,176	9,242	9,763	10,169	9,946	10,272	10,245	10,835	11,181	11,322	11,576	11,604	11,640	11,672	11,901	11,951	11,801	11,879	11,786	11,642	11,865	12,106	12,236	12,086	11,881	11,893	11,932	11,971	11,602	11,499	11,436	11,226	11,475	11,391	11,241	11,183	11,273	11,199		11,318	11,079	11,105	10,865	10,714	10,744	10,609	10,669	10,508	10,300	10,264	10,371	10,458	10,454	10,471	10,517	10,599	10,765	10,652	10,747	10,630	10,591		10,482	10,523	10,616	10,511	10,342	10,350	10,200	10,088	10,075	10,024	9,916	9,957	10,362	10,644	10,592	10,640	10,560	10,262	10,390	10,259	10,002	9,791	9,698	9,654	9,805	9,785	9,737	9,730	9,705	9,751	9,919	9,827	9,915	10,001	10,000
ICE BofA Global Broad Market Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	GBMP
Account Value	$ 10,022	10,252	10,208	10,563	10,388	10,153	9,877	9,858	9,726	9,984	9,929	10,062	10,191	9,784	9,317	9,436	9,726	9,854	9,798	9,797	9,986	9,936	9,632	9,955	9,648	9,607	9,176	9,242	9,763	10,169	9,946	10,272	10,245	10,835	11,181	11,322	11,576	11,604	11,640	11,672	11,901	11,951	11,801	11,879	11,786	11,642	11,865	12,106	12,236	12,086	11,881	11,893	11,932	11,971	11,602	11,499	11,436	11,226	11,475	11,391	11,241	11,183	11,273	11,199		11,318	11,079	11,105	10,865	10,714	10,744	10,609	10,669	10,508	10,300	10,264	10,371	10,458	10,454	10,471	10,517	10,599	10,765	10,652	10,747	10,630	10,591		10,482	10,523	10,616	10,511	10,342	10,350	10,200	10,088	10,075	10,024	9,916	9,957	10,362	10,644	10,592	10,640	10,560	10,262	10,390	10,259	10,002	9,791	9,698	9,654	9,805	9,785	9,737	9,730	9,705	9,751	9,919	9,827	9,915	10,001	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	M1EFIM
Account Value	$ 14,654	14,693	15,210	15,909	14,976	14,734	14,698	14,156	14,074	13,980	13,690	13,105	13,684	13,160	12,159	12,668	12,998	13,754	12,943	12,458	12,623	12,737	12,396	13,190	12,254	12,422	10,888	11,190	12,645	12,559	12,543	13,508	13,485	14,269	14,509	14,947	15,285	14,961	15,574	15,437	16,035	15,654	16,669	16,598	16,219	15,765	15,955	15,749	15,328	14,273	13,009	12,779	12,988	12,683	11,640	10,826	10,727	9,787	11,677	12,352	12,946	12,064	12,087	11,602		11,384	11,969	12,121	11,437	12,299	12,070	11,968	11,927	11,004	11,291	10,829	11,889	11,991	12,315	12,064	12,625	13,063	13,115	13,353	13,989	12,953	12,502		12,452	12,030	12,071	11,812	11,181	11,073	10,786	10,570	10,308	9,975	9,467	9,451	9,907	9,907	9,781	9,552	9,104	8,771	9,108	9,047	8,022	8,038	8,614	8,781	9,120	8,526	8,754	9,633	10,364	10,671	11,048	10,242	10,372	10,071	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	M1EFIM
Account Value	$ 14,654	14,693	15,210	15,909	14,976	14,734	14,698	14,156	14,074	13,980	13,690	13,105	13,684	13,160	12,159	12,668	12,998	13,754	12,943	12,458	12,623	12,737	12,396	13,190	12,254	12,422	10,888	11,190	12,645	12,559	12,543	13,508	13,485	14,269	14,509	14,947	15,285	14,961	15,574	15,437	16,035	15,654	16,669	16,598	16,219	15,765	15,955	15,749	15,328	14,273	13,009	12,779	12,988	12,683	11,640	10,826	10,727	9,787	11,677	12,352	12,946	12,064	12,087	11,602		11,384	11,969	12,121	11,437	12,299	12,070	11,968	11,927	11,004	11,291	10,829	11,889	11,991	12,315	12,064	12,625	13,063	13,115	13,353	13,989	12,953	12,502		12,452	12,030	12,071	11,812	11,181	11,073	10,786	10,570	10,308	9,975	9,467	9,451	9,907	9,907	9,781	9,552	9,104	8,771	9,108	9,047	8,022	8,038	8,614	8,781	9,120	8,526	8,754	9,633	10,364	10,671	11,048	10,242	10,372	10,071	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	M1EFIM
Account Value	$ 14,654	14,693	15,210	15,909	14,976	14,734	14,698	14,156	14,074	13,980	13,690	13,105	13,684	13,160	12,159	12,668	12,998	13,754	12,943	12,458	12,623	12,737	12,396	13,190	12,254	12,422	10,888	11,190	12,645	12,559	12,543	13,508	13,485	14,269	14,509	14,947	15,285	14,961	15,574	15,437	16,035	15,654	16,669	16,598	16,219	15,765	15,955	15,749	15,328	14,273	13,009	12,779	12,988	12,683	11,640	10,826	10,727	9,787	11,677	12,352	12,946	12,064	12,087	11,602		11,384	11,969	12,121	11,437	12,299	12,070	11,968	11,927	11,004	11,291	10,829	11,889	11,991	12,315	12,064	12,625	13,063	13,115	13,353	13,989	12,953	12,502		12,452	12,030	12,071	11,812	11,181	11,073	10,786	10,570	10,308	9,975	9,467	9,451	9,907	9,907	9,781	9,552	9,104	8,771	9,108	9,047	8,022	8,038	8,614	8,781	9,120	8,526	8,754	9,633	10,364	10,671	11,048	10,242	10,372	10,071	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	M1EFIM
Account Value	$ 14,654	14,693	15,210	15,909	14,976	14,734	14,698	14,156	14,074	13,980	13,690	13,105	13,684	13,160	12,159	12,668	12,998	13,754	12,943	12,458	12,623	12,737	12,396	13,190	12,254	12,422	10,888	11,190	12,645	12,559	12,543	13,508	13,485	14,269	14,509	14,947	15,285	14,961	15,574	15,437	16,035	15,654	16,669	16,598	16,219	15,765	15,955	15,749	15,328	14,273	13,009	12,779	12,988	12,683	11,640	10,826	10,727	9,787	11,677	12,352	12,946	12,064	12,087	11,602		11,384	11,969	12,121	11,437	12,299	12,070	11,968	11,927	11,004	11,291	10,829	11,889	11,991	12,315	12,064	12,625	13,063	13,115	13,353	13,989	12,953	12,502		12,452	12,030	12,071	11,812	11,181	11,073	10,786	10,570	10,308	9,975	9,467	9,451	9,907	9,907	9,781	9,552	9,104	8,771	9,108	9,047	8,022	8,038	8,614	8,781	9,120	8,526	8,754	9,633	10,364	10,671	11,048	10,242	10,372	10,071	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	M1EFIM
Account Value	$ 12,340	12,373	12,808	13,397	12,611	12,407	12,377	11,920	11,852	11,773	11,528	11,035	11,523	11,082	10,239	10,667	10,945	11,582	10,899	10,490	10,629	10,725	10,438	11,107	10,318	10,460	9,168	9,423	10,648	10,576	10,562	11,375	11,356	12,016	12,218	12,586	12,871	12,598	13,114	12,999	13,503	13,182	14,036	13,977	13,657	13,276	13,435	13,262	12,907	12,019	10,955	10,761	10,937	10,680	9,801	9,116	9,033	8,241	9,833	10,401	10,902	10,158	10,178	9,770	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742		13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849		12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742		13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849		12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742		13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849		12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742		13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849		12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742		13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849		12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742		13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849		12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742		13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849		12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742		13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849		12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPTR
Account Value	$ 25,648	26,274	24,817	25,044	24,521	23,940	23,652	22,833	21,754	22,680	21,973	20,860	20,515	19,623	17,981	18,367	19,287	19,599	18,989	17,812	17,735	17,462	16,844	17,265	16,245	17,238	16,325	15,103	16,635	17,342	15,878	17,306	17,275	18,925	18,248	18,811	19,837	18,986	19,119	17,867	18,739	18,186	17,764	17,358	17,238	16,365	15,678	15,257	15,413	14,842	13,378	13,743	14,286	13,328	12,617	12,371	11,808	10,467	11,942	13,013	13,018	12,636	12,194	11,935		11,716	11,905	11,736	10,963	11,707	11,252	11,037	10,694	9,901	10,883	10,666	11,448	11,383	11,024	10,629	10,564	10,315	10,276	10,544	10,947	10,354	10,241	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPTR
Account Value	$ 25,648	26,274	24,817	25,044	24,521	23,940	23,652	22,833	21,754	22,680	21,973	20,860	20,515	19,623	17,981	18,367	19,287	19,599	18,989	17,812	17,735	17,462	16,844	17,265	16,245	17,238	16,325	15,103	16,635	17,342	15,878	17,306	17,275	18,925	18,248	18,811	19,837	18,986	19,119	17,867	18,739	18,186	17,764	17,358	17,238	16,365	15,678	15,257	15,413	14,842	13,378	13,743	14,286	13,328	12,617	12,371	11,808	10,467	11,942	13,013	13,018	12,636	12,194	11,935		11,716	11,905	11,736	10,963	11,707	11,252	11,037	10,694	9,901	10,883	10,666	11,448	11,383	11,024	10,629	10,564	10,315	10,276	10,544	10,947	10,354	10,241	10,000
UBS CM Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	CMCITR
Account Value	$ 15,950	15,797	15,837	15,997	15,469	15,527	16,136	16,334	16,281	15,837	15,175	15,307	15,057	15,404	15,558	15,679	15,625	15,718	14,629	14,126	14,992	15,096	15,087	15,665	15,271	15,224	14,541	14,094	14,915	15,067	15,050	16,362	16,180	15,894	14,624	13,780	13,005	12,305	12,905	12,483	12,256	12,266	12,055	11,866	11,492	10,615	10,778	9,937	9,642	9,196	8,382	8,508	8,661	8,271	7,878	7,523	6,962	7,116	8,354	8,773	9,424	8,961	9,040	8,905		8,728	9,132	9,191	8,944	9,363	9,371	9,373	9,131	8,581	8,921	9,374	9,588	9,390	9,500	9,744	10,062	9,837	9,577	9,573	9,715	9,561	9,249		9,236	8,948	8,901	8,827	8,477	8,458	8,604	8,764	9,075	9,035	8,841	8,730	8,443	8,426	8,086	8,141	8,589	8,303	8,254	7,630	7,314	7,337	7,584	7,848	8,384	8,352	8,465	8,721	9,745	9,646	10,002	9,369	9,877	9,466	10,000
UBS CM Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	CMCITR
Account Value	$ 15,950	15,797	15,837	15,997	15,469	15,527	16,136	16,334	16,281	15,837	15,175	15,307	15,057	15,404	15,558	15,679	15,625	15,718	14,629	14,126	14,992	15,096	15,087	15,665	15,271	15,224	14,541	14,094	14,915	15,067	15,050	16,362	16,180	15,894	14,624	13,780	13,005	12,305	12,905	12,483	12,256	12,266	12,055	11,866	11,492	10,615	10,778	9,937	9,642	9,196	8,382	8,508	8,661	8,271	7,878	7,523	6,962	7,116	8,354	8,773	9,424	8,961	9,040	8,905		8,728	9,132	9,191	8,944	9,363	9,371	9,373	9,131	8,581	8,921	9,374	9,588	9,390	9,500	9,744	10,062	9,837	9,577	9,573	9,715	9,561	9,249		9,236	8,948	8,901	8,827	8,477	8,458	8,604	8,764	9,075	9,035	8,841	8,730	8,443	8,426	8,086	8,141	8,589	8,303	8,254	7,630	7,314	7,337	7,584	7,848	8,384	8,352	8,465	8,721	9,745	9,646	10,002	9,369	9,877	9,466	10,000
UBS CM Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	CMCITR
Account Value	$ 15,950	15,797	15,837	15,997	15,469	15,527	16,136	16,334	16,281	15,837	15,175	15,307	15,057	15,404	15,558	15,679	15,625	15,718	14,629	14,126	14,992	15,096	15,087	15,665	15,271	15,224	14,541	14,094	14,915	15,067	15,050	16,362	16,180	15,894	14,624	13,780	13,005	12,305	12,905	12,483	12,256	12,266	12,055	11,866	11,492	10,615	10,778	9,937	9,642	9,196	8,382	8,508	8,661	8,271	7,878	7,523	6,962	7,116	8,354	8,773	9,424	8,961	9,040	8,905		8,728	9,132	9,191	8,944	9,363	9,371	9,373	9,131	8,581	8,921	9,374	9,588	9,390	9,500	9,744	10,062	9,837	9,577	9,573	9,715	9,561	9,249		9,236	8,948	8,901	8,827	8,477	8,458	8,604	8,764	9,075	9,035	8,841	8,730	8,443	8,426	8,086	8,141	8,589	8,303	8,254	7,630	7,314	7,337	7,584	7,848	8,384	8,352	8,465	8,721	9,745	9,646	10,002	9,369	9,877	9,466	10,000
50% GBI-EM 50% EMBI
Account Value [Line Items]
Line Graph and Table Measure Name	5050EMB
Account Value	$ 11,996	12,199	12,161	12,559	12,239	11,917	11,675	11,703	11,506	11,753	11,634	11,610	11,759	11,310	10,724	10,825	11,158	11,395	11,129	10,831	10,948	10,872	10,603	10,896	10,504	10,375	9,664	9,699	10,276	10,332	10,170	10,743	10,647	11,303	11,442	12,142	12,318	12,139	12,423	12,504	12,859	12,746	12,747	12,778	12,555	12,280	12,532	12,869	13,008	12,668	12,102	12,078	12,315	12,303	11,903	11,670	11,049	10,718	12,244	12,519	12,504	12,131	12,272	12,080		12,049	12,164	12,036	11,522	11,482	11,478	11,472	11,478	10,938	10,795	10,668	10,891	10,672	11,106	10,865	11,089	11,427	11,685	11,609	11,788	11,532	11,375		11,277	11,417	11,436	11,236	11,075	11,057	10,902	10,759	10,616	10,417	10,229	10,067	10,660	10,772	10,643	10,546	10,421	9,960	10,248	10,030	9,449	9,293	9,286	9,457	9,563	9,228	9,429	9,735	9,837	9,975	10,125	9,900	10,039	10,063	10,000
50% GBI-EM 50% EMBI
Account Value [Line Items]
Line Graph and Table Measure Name	5050EMB
Account Value	$ 11,996	12,199	12,161	12,559	12,239	11,917	11,675	11,703	11,506	11,753	11,634	11,610	11,759	11,310	10,724	10,825	11,158	11,395	11,129	10,831	10,948	10,872	10,603	10,896	10,504	10,375	9,664	9,699	10,276	10,332	10,170	10,743	10,647	11,303	11,442	12,142	12,318	12,139	12,423	12,504	12,859	12,746	12,747	12,778	12,555	12,280	12,532	12,869	13,008	12,668	12,102	12,078	12,315	12,303	11,903	11,670	11,049	10,718	12,244	12,519	12,504	12,131	12,272	12,080		12,049	12,164	12,036	11,522	11,482	11,478	11,472	11,478	10,938	10,795	10,668	10,891	10,672	11,106	10,865	11,089	11,427	11,685	11,609	11,788	11,532	11,375		11,277	11,417	11,436	11,236	11,075	11,057	10,902	10,759	10,616	10,417	10,229	10,067	10,660	10,772	10,643	10,546	10,421	9,960	10,248	10,030	9,449	9,293	9,286	9,457	9,563	9,228	9,429	9,735	9,837	9,975	10,125	9,900	10,039	10,063	10,000
50% GBI-EM 50% EMBI
Account Value [Line Items]
Line Graph and Table Measure Name	5050EMB
Account Value	$ 11,996	12,199	12,161	12,559	12,239	11,917	11,675	11,703	11,506	11,753	11,634	11,610	11,759	11,310	10,724	10,825	11,158	11,395	11,129	10,831	10,948	10,872	10,603	10,896	10,504	10,375	9,664	9,699	10,276	10,332	10,170	10,743	10,647	11,303	11,442	12,142	12,318	12,139	12,423	12,504	12,859	12,746	12,747	12,778	12,555	12,280	12,532	12,869	13,008	12,668	12,102	12,078	12,315	12,303	11,903	11,670	11,049	10,718	12,244	12,519	12,504	12,131	12,272	12,080		12,049	12,164	12,036	11,522	11,482	11,478	11,472	11,478	10,938	10,795	10,668	10,891	10,672	11,106	10,865	11,089	11,427	11,685	11,609	11,788	11,532	11,375		11,277	11,417	11,436	11,236	11,075	11,057	10,902	10,759	10,616	10,417	10,229	10,067	10,660	10,772	10,643	10,546	10,421	9,960	10,248	10,030	9,449	9,293	9,286	9,457	9,563	9,228	9,429	9,735	9,837	9,975	10,125	9,900	10,039	10,063	10,000
S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPGNRUN
Account Value	$ 15,729	16,924	17,052	17,852	17,474	17,501	17,263	18,064	17,588	17,602	16,263	16,337	17,257	16,623	15,845	16,683	16,752	17,349	16,111	15,133	16,719	16,760	16,957	17,948	16,693	17,224	15,695	14,259	15,587	15,494	14,968	17,770	16,981	17,758	16,537	15,811	15,232	14,216	14,892	14,212	14,366	14,583	14,636	14,979	14,226	13,664	13,383	12,288	12,244	11,427	9,724	10,058	10,601	10,204	9,865	9,672	9,338	8,209	10,035	11,316	12,250	11,569	11,397	11,200		10,884	11,642	11,938	10,886	11,806	11,809	11,700	11,536	10,523	11,093	11,510	12,663	12,232	12,646	12,517	12,654	12,479	11,891	12,087	12,741	12,107	11,458		11,404	11,161	10,828	10,683	10,089	10,092	10,143	10,200	10,219	10,368	9,925	9,644	9,319	9,312	9,120	9,186	8,796	8,616	9,151	8,238	7,510	7,012	7,550	7,954	8,255	7,517	8,330	9,027	9,716	10,226	10,395	9,726	10,413	9,736	10,000
S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPGNRUN
Account Value	$ 15,729	16,924	17,052	17,852	17,474	17,501	17,263	18,064	17,588	17,602	16,263	16,337	17,257	16,623	15,845	16,683	16,752	17,349	16,111	15,133	16,719	16,760	16,957	17,948	16,693	17,224	15,695	14,259	15,587	15,494	14,968	17,770	16,981	17,758	16,537	15,811	15,232	14,216	14,892	14,212	14,366	14,583	14,636	14,979	14,226	13,664	13,383	12,288	12,244	11,427	9,724	10,058	10,601	10,204	9,865	9,672	9,338	8,209	10,035	11,316	12,250	11,569	11,397	11,200		10,884	11,642	11,938	10,886	11,806	11,809	11,700	11,536	10,523	11,093	11,510	12,663	12,232	12,646	12,517	12,654	12,479	11,891	12,087	12,741	12,107	11,458		11,404	11,161	10,828	10,683	10,089	10,092	10,143	10,200	10,219	10,368	9,925	9,644	9,319	9,312	9,120	9,186	8,796	8,616	9,151	8,238	7,510	7,012	7,550	7,954	8,255	7,517	8,330	9,027	9,716	10,226	10,395	9,726	10,413	9,736	10,000
S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPGNRUN
Account Value	$ 15,729	16,924	17,052	17,852	17,474	17,501	17,263	18,064	17,588	17,602	16,263	16,337	17,257	16,623	15,845	16,683	16,752	17,349	16,111	15,133	16,719	16,760	16,957	17,948	16,693	17,224	15,695	14,259	15,587	15,494	14,968	17,770	16,981	17,758	16,537	15,811	15,232	14,216	14,892	14,212	14,366	14,583	14,636	14,979	14,226	13,664	13,383	12,288	12,244	11,427	9,724	10,058	10,601	10,204	9,865	9,672	9,338	8,209	10,035	11,316	12,250	11,569	11,397	11,200		10,884	11,642	11,938	10,886	11,806	11,809	11,700	11,536	10,523	11,093	11,510	12,663	12,232	12,646	12,517	12,654	12,479	11,891	12,087	12,741	12,107	11,458		11,404	11,161	10,828	10,683	10,089	10,092	10,143	10,200	10,219	10,368	9,925	9,644	9,319	9,312	9,120	9,186	8,796	8,616	9,151	8,238	7,510	7,012	7,550	7,954	8,255	7,517	8,330	9,027	9,716	10,226	10,395	9,726	10,413	9,736	10,000
S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPGNRUN
Account Value	$ 15,729	16,924	17,052	17,852	17,474	17,501	17,263	18,064	17,588	17,602	16,263	16,337	17,257	16,623	15,845	16,683	16,752	17,349	16,111	15,133	16,719	16,760	16,957	17,948	16,693	17,224	15,695	14,259	15,587	15,494	14,968	17,770	16,981	17,758	16,537	15,811	15,232	14,216	14,892	14,212	14,366	14,583	14,636	14,979	14,226	13,664	13,383	12,288	12,244	11,427	9,724	10,058	10,601	10,204	9,865	9,672	9,338	8,209	10,035	11,316	12,250	11,569	11,397	11,200		10,884	11,642	11,938	10,886	11,806	11,809	11,700	11,536	10,523	11,093	11,510	12,663	12,232	12,646	12,517	12,654	12,479	11,891	12,087	12,741	12,107	11,458		11,404	11,161	10,828	10,683	10,089	10,092	10,143	10,200	10,219	10,368	9,925	9,644	9,319	9,312	9,120	9,186	8,796	8,616	9,151	8,238	7,510	7,012	7,550	7,954	8,255	7,517	8,330	9,027	9,716	10,226	10,395	9,726	10,413	9,736	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	GDMNTR
Account Value	$ 20,969	22,937	24,688	24,342	23,617	23,054	20,786	21,586	20,367	19,194	16,047	17,090	18,953	18,734	16,833	16,160	17,590	18,759	17,945	18,400	20,122	19,416	16,360	19,087	17,136	16,946	14,236	14,106	14,045	15,398	16,146	18,731	20,662	22,503	20,206	17,692	18,754	18,355	18,296	16,960	18,798	20,138	19,536	22,608	19,778	18,615	17,990	19,904	20,694	19,790	21,430	22,369	24,125	24,528	20,848	19,597	18,554	13,383	15,150	16,491	16,731	15,299	15,848	15,191		16,881	15,127	14,466	12,149	11,787	12,652	12,558	12,763	11,875	10,720	10,591	10,390	10,421	11,918	12,468	12,501	12,483	12,276	11,941	13,257	13,003	12,436		12,468	12,732	13,628	12,639	12,205	12,566	12,334	12,580	12,664	13,182	11,595	11,469	13,479	14,542	14,015	16,746	15,215	12,397	14,077	10,991	10,570	7,768	7,518	7,452	8,145	7,457	7,632	7,478	9,643	10,641	10,957	9,936	11,529	12,035	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	GDMNTR
Account Value	$ 20,969	22,937	24,688	24,342	23,617	23,054	20,786	21,586	20,367	19,194	16,047	17,090	18,953	18,734	16,833	16,160	17,590	18,759	17,945	18,400	20,122	19,416	16,360	19,087	17,136	16,946	14,236	14,106	14,045	15,398	16,146	18,731	20,662	22,503	20,206	17,692	18,754	18,355	18,296	16,960	18,798	20,138	19,536	22,608	19,778	18,615	17,990	19,904	20,694	19,790	21,430	22,369	24,125	24,528	20,848	19,597	18,554	13,383	15,150	16,491	16,731	15,299	15,848	15,191		16,881	15,127	14,466	12,149	11,787	12,652	12,558	12,763	11,875	10,720	10,591	10,390	10,421	11,918	12,468	12,501	12,483	12,276	11,941	13,257	13,003	12,436		12,468	12,732	13,628	12,639	12,205	12,566	12,334	12,580	12,664	13,182	11,595	11,469	13,479	14,542	14,015	16,746	15,215	12,397	14,077	10,991	10,570	7,768	7,518	7,452	8,145	7,457	7,632	7,478	9,643	10,641	10,957	9,936	11,529	12,035	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	GDMNTR
Account Value	$ 20,969	22,937	24,688	24,342	23,617	23,054	20,786	21,586	20,367	19,194	16,047	17,090	18,953	18,734	16,833	16,160	17,590	18,759	17,945	18,400	20,122	19,416	16,360	19,087	17,136	16,946	14,236	14,106	14,045	15,398	16,146	18,731	20,662	22,503	20,206	17,692	18,754	18,355	18,296	16,960	18,798	20,138	19,536	22,608	19,778	18,615	17,990	19,904	20,694	19,790	21,430	22,369	24,125	24,528	20,848	19,597	18,554	13,383	15,150	16,491	16,731	15,299	15,848	15,191		16,881	15,127	14,466	12,149	11,787	12,652	12,558	12,763	11,875	10,720	10,591	10,390	10,421	11,918	12,468	12,501	12,483	12,276	11,941	13,257	13,003	12,436		12,468	12,732	13,628	12,639	12,205	12,566	12,334	12,580	12,664	13,182	11,595	11,469	13,479	14,542	14,015	16,746	15,215	12,397	14,077	10,991	10,570	7,768	7,518	7,452	8,145	7,457	7,632	7,478	9,643	10,641	10,957	9,936	11,529	12,035	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	GDMNTR
Account Value	$ 20,969	22,937	24,688	24,342	23,617	23,054	20,786	21,586	20,367	19,194	16,047	17,090	18,953	18,734	16,833	16,160	17,590	18,759	17,945	18,400	20,122	19,416	16,360	19,087	17,136	16,946	14,236	14,106	14,045	15,398	16,146	18,731	20,662	22,503	20,206	17,692	18,754	18,355	18,296	16,960	18,798	20,138	19,536	22,608	19,778	18,615	17,990	19,904	20,694	19,790	21,430	22,369	24,125	24,528	20,848	19,597	18,554	13,383	15,150	16,491	16,731	15,299	15,848	15,191		16,881	15,127	14,466	12,149	11,787	12,652	12,558	12,763	11,875	10,720	10,591	10,390	10,421	11,918	12,468	12,501	12,483	12,276	11,941	13,257	13,003	12,436		$ 12,468	$ 12,732	$ 13,628	$ 12,639	$ 12,205	$ 12,566	$ 12,334	$ 12,580	$ 12,664	$ 13,182	$ 11,595	$ 11,469	$ 13,479	$ 14,542	$ 14,015	$ 16,746	$ 15,215	$ 12,397	$ 14,077	$ 10,991	$ 10,570	$ 7,768	$ 7,518	$ 7,452	$ 8,145	$ 7,457	$ 7,632	$ 7,478	$ 9,643	$ 10,641	$ 10,957	$ 9,936	$ 11,529	$ 12,035	$ 10,000
Morningstar® Wide Moat Focus IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	MWMFTR
Account Value	$ 26,329	27,571	26,395	27,146	26,669	25,538	24,221	24,211	23,859	25,104	24,233	23,243	23,657	21,932	19,952	20,933	22,137	22,962	21,998	20,629	20,544	20,337	19,428	19,972	17,867	18,902	17,378	16,276	18,064	18,991	17,283	18,680	18,682	20,187	19,867	20,089	20,556	19,605	20,279	19,557	20,407	20,120	19,727	19,504	19,203	18,408	17,376	16,375	16,470	15,981	13,896	14,287	14,840	13,990	13,654	13,601	13,042	11,442	13,095	14,108	14,311	14,015	13,442	12,903		12,432	12,725	12,358	11,524	12,522	11,966	11,969	11,547	10,550	11,612	11,078	11,754	11,610	11,389	10,939	10,677	10,545	10,392	10,768	11,285	10,629	10,455	10,000
Morningstar® Wide Moat Focus IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	MWMFTR
Account Value	$ 26,329	$ 27,571	$ 26,395	$ 27,146	$ 26,669	$ 25,538	$ 24,221	$ 24,211	$ 23,859	$ 25,104	$ 24,233	$ 23,243	$ 23,657	$ 21,932	$ 19,952	$ 20,933	$ 22,137	$ 22,962	$ 21,998	$ 20,629	$ 20,544	$ 20,337	$ 19,428	$ 19,972	$ 17,867	$ 18,902	$ 17,378	$ 16,276	$ 18,064	$ 18,991	$ 17,283	$ 18,680	$ 18,682	$ 20,187	$ 19,867	$ 20,089	$ 20,556	$ 19,605	$ 20,279	$ 19,557	$ 20,407	$ 20,120	$ 19,727	$ 19,504	$ 19,203	$ 18,408	$ 17,376	$ 16,375	$ 16,470	$ 15,981	$ 13,896	$ 14,287	$ 14,840	$ 13,990	$ 13,654	$ 13,601	$ 13,042	$ 11,442	$ 13,095	$ 14,108	$ 14,311	$ 14,015	$ 13,442	$ 12,903		$ 12,432	$ 12,725	$ 12,358	$ 11,524	$ 12,522	$ 11,966	$ 11,969	$ 11,547	$ 10,550	$ 11,612	$ 11,078	$ 11,754	$ 11,610	$ 11,389	$ 10,939	$ 10,677	$ 10,545	$ 10,392	$ 10,768	$ 11,285	$ 10,629	$ 10,455	$ 10,000